Accrued Expenses and Other Current Liabilities - Schedule of accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expense and Other Current Liabilities [Abstract]
Employee compensation	$ 5,988	$ 2,715
User acquisition	2,680	1,290
Professional fees	1,303	2,020
Other	2,591	1,391
Accrued expenses and other current liabilities	$ 12,562	$ 7,416